Acquisitions	12 Months Ended
Dec. 31, 2015
Business Acquisitions [Abstract]
Acquisitions
 3. Acquisitions
a. Anax Container Carrier S.A. (M/V Hyundai Prestige)
On September 11, 2013, the Partnership acquired the shares of Anax Container Carrier S.A., the vessel owning company of the M/V Hyundai Prestige (“Anax”) from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership was fixed on a twelve year time charter, with HMM. The time charter commenced in February 2013 and the earliest expiration date under the charter is in December 2024.
The Partnership accounted for the acquisition of Anax as an acquisition of a business. All assets and liabilities of Anax except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded using a portion of the $75,000 that the Partnership had drawn down under its $225,000 credit facility (the “2013 credit facility”), part of the net proceeds from the issuance of 13,685,000 Partnership's Common Units in August 2013 and part of the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Anax.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Anax and the gain from bargain purchase recorded as non operating income in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2013 was calculated as follows:

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,094
Identifiable assets	$73,094
Purchase price	(65,000)
Gain from bargain purchase	$8,094

After a subsequent review and reassessment of valuation methods and procedures of the $73,094 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,094 in its consolidated statements of comprehensive income, in accordance with Accounting Standard Codification (“ASC”) Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Anax acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Anax which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,094	11.3 years

The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and the market rate for a comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.
Total revenues and net income of M/V Hyundai Prestige since its acquisition by the Partnership were $2,778 and $1,298 respectively and are included in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2013.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the year ended December 31, 2013
•
Pro forma results of operations of Anax for the period from its vessel's delivery from the shipyard on February 19, 2013 (vessel inception) to September 11, 2013 as if Hyundai Prestige was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.

The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Hyundai Prestige occurred on February 19, 2013 (vessel inception):

For the year ended December 31, 2013
Total revenues	$176,535
Partnership's net income	$100,624
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,621
Common unit holders interest in Partnership's net income	$80,198
Net income per common unit basic	$1.05
Net income per common unit diluted	$1.02

b. Thiseas Container Carrier S.A. (M/V Hyundai Privilege)
On September 11, 2013, the Partnership acquired the shares of Thiseas Container Carrier S.A., the vessel owning company of the M/V Hyundai Privilege (“Thiseas”) from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership was fixed on a twelve year time charter, with HMM. The time charter commenced in May 2013 and the earliest expiration date under the charter is in April 2025.
The Partnership accounted for the acquisition of Thiseas as an acquisition of a business. All assets and liabilities of Thiseas except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded using a portion of the $75,000 that the Partnership had drawn down under its 2013 credit facility, part of the net proceeds from the issuance of 13,685,000 Partnership's Common Units in August 2013 and part of the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Thiseas.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Thiseas and the gain from bargain purchase recorded as non operating income in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2013 was calculated as follows:

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,329
Identifiable assets	$73,329
Purchase price	(65,000)

Gain from bargain purchase	$8,329

After a subsequent review and reassessment of valuation methods and procedures of the $73,329 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,329 in its consolidated statements of comprehensive income, in accordance with ASC Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Thiseas acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Thiseas which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,329	11.6 years

The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and the market rate for a comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.
Total revenues and net income of M/V Hyundai Privilege since its acquisition by the Partnership were $2,785 and $1,392 respectively and are included in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2013.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the year ended December 31, 2013
•
Pro forma results of operations of Thiseas for the period from its vessel's delivery from the shipyard on May 31, 2013 (vessel inception) to September 11, 2013 as if Hyundai Privilege was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Hyundai Privilege occurred on May 31, 2013 (vessel inception):

For the year ended December 31, 2013
Total revenues	$174,045
Partnership's net income	$100,144
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,611
Common unit holders interest in Partnership's net income	$79,728
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01

c. Cronus Container Carrier S.A. (M/V Hyundai Platinum)
On September 11, 2013, the Partnership acquired the shares of Cronus Container Carrier S.A., the vessel owning company of the M/V Hyundai Platinum (“Cronus”) from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership was fixed on a twelve year time charter, with HMM. The time charter commenced in June 2013 and the earliest expiration date under the charter is in April 2025.
The Partnership accounted for the acquisition of Cronus as an acquisition of a business. All assets and liabilities of Cronus except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded using a portion of the $75,000 that the Partnership had drawn down under its 2013 credit facility, part of the net proceeds from the issuance of 13,685,000 Partnership's Common Units in August 2013 and part of the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Cronus.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Cronus and the gain from bargain purchase recorded as non operating income in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2013 was calculated as follows:

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,358
Identifiable assets	$73,358
Purchase price	(65,000)

Gain from bargain purchase	$8,358

After a subsequent review and reassessment of valuation methods and procedures of the $73,358 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,358 in its consolidated statements of comprehensive income, in accordance with ASC Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Cronus acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Cronus which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,358	11.6 years

The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and the market rate for a comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.
Total revenues and net income of M/V Hyundai Platinum since its acquisition by the Partnership were $2,786 and $1,357 respectively and are included in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2013.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the year ended December 31, 2013
•
Pro forma results of operations of Cronus for the period from its vessel's delivery from the shipyard on June 14, 2013 (vessel inception) to September 11, 2013 as if Hyundai Platinum was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Hyundai Platinum occurred on June 14, 2013 (vessel inception):

For the year ended December 31, 2013
Total revenues	$173,699
Partnership's net income	$100,031
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,609
Common unit holders interest in Partnership's net income	$79,617
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01

d. Hercules Container Carrier S.A. (M/V Hyundai Premium)
On March 20, 2013, the Partnership acquired the shares of Hercules Container Carrier S.A., the vessel owning company of the M/V Hyundai Premium (“Hercules”) from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership was fixed on a twelve year time charter, with HMM. The time charter commenced in March 2013 and the earliest expiration date under the charter is in January 2025.
The Partnership accounted for the acquisition of Hercules as an acquisition of a business. All assets and liabilities of Hercules except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded by $27,000 through a draw-down from the Partnership's $350,000 credit facility (the “2008 credit facility”), by $36,279 representing part of the net proceeds from the issuance of 9,100,000 Partnership's Class B Convertible Preferred Units in March 2013 and by $1,721 from the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Hercules.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Hercules and the gain from bargain purchase recorded as non operating income in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2013 was calculated as follows:

As of March 20, 2013
Vessel	$54,000
Above market acquired time charter	$19,707
Identifiable assets	$73,707
Purchase price	(65,000)

Gain from bargain purchase	$8,707

After a subsequent review and reassessment of valuation methods and procedures of the $73,707 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,707 in its consolidated statements of comprehensive income, in accordance with ASC Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Hercules acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Hercules which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of March 20, 2013	Duration of time charter acquired
Above market acquired time charter	$19,707	11.8 years

The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and the market rate for a comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.
Total revenues and net income of M/V Hyundai Premium since its acquisition by the Partnership were $7,181 and $3,567 respectively and are included in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2013.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the year ended December 31, 2013
•
Pro forma results of operations of Hercules for the period from its vessel's delivery from the shipyard on March 11, 2013 (vessel inception) to March 20, 2013 as if Hyundai Premium was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.

The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Hyundai Premium occurred on March 11, 2013 (vessel inception):

For the year ended December 31, 2013
Total revenues	$171,717
Partnership's net income	$99,571
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,600
Common unit holders interest in Partnership's net income	$79,166
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01

e. Iason Container Carrier S.A. (M/V Hyundai Paramount)
On 27 March 2013, the M/V Hyundai Paramount (“Iason”) was delivered to CMTC from a shipyard and on the same date the Partnership acquired the shares of Iason Container Carrier S.A., the vessel owning company of M/V Hyundai Paramount from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. At the time of her acquisition by the Partnership the vessel was fixed on a twelve year time charter, with HMM. The time charter commenced in April 2013 and the earliest expiration date under the charter is in February 2025.
The Partnership accounted for the acquisition of Iason as an acquisition of a business. All assets and liabilities of Iason except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $65,000 was funded by $27,000 through a draw-down from the Partnership's 2008 credit facility, by $36,278 representing part of the net proceeds from the issuance of Partnership's Class B Convertible Preferred Units in March 2013 and by $1,722 from the Partnership's available cash.

•	Acquisition related costs
There were no costs incurred in relation to the acquisition of Iason.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Iason and the gain from bargain purchase recorded as non operating income in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2013 was calculated as follows:

As of March 27, 2013
Vessel	$54,000
Above market acquired time charter	$19,768
Identifiable assets	$73,768
Purchase price	$(65,000)

Gain from bargain purchase	$8,768

After a subsequent review and reassessment of valuation methods and procedures of the $73,768 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,768 in its consolidated statements of comprehensive income, in accordance with ASC Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Iason acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Iason which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of March 27, 2013	Duration of time charter acquired
Above market acquired time charter	$19,768	11.8 years

The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and market rate for comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.
Total revenues and net income of Hyundai Paramount since its acquisition by the Partnership were $6,732 and $3,220 respectively and included in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2013.

•	Pro Forma Financial Information
There is no pro forma financial information available in relation to the acquisition of Iason as its vessel was under construction up to the date of her acquisition by the Partnership.